Eagle Growth & Income Fund
Eagle Mutual Funds SUMMARY OF GROWTH & INCOME FUND | 3.1.2012
Investment objective
The Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Growth & Income Fund	Class A		Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle Growth & Income Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Investment Advisory Fees		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses	[1]	0.45%	0.42%	0.36%	0.50%	0.34%	0.45%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	[3]	1.28%	2.00%	0.94%	1.58%	0.92%	1.03%
Fee Caps and Expense Reimbursements		0.00%	0.00%	0.01%	0.00%	0.10%	(0.11%)
Net Expenses		1.28%	2.00%	0.95%	1.58%	1.02%	0.92%
[1]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[2]	Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[3]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2013 as follows: Class A - 1.40%, Class C -2.20%, Class I - 0.95%, Class R-3 - 1.65%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eagle Growth & Income Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	599	862	1,144	1,947
Class C	303	627	1,078	2,327
Class I	97	301	521	1,156
Class R-3	161	499	860	1,878
Class R-5	104	303	519	1,140
Class R-6	94	317	558	1,249

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Principal investment strategies

During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing primarily in domestic equity securities (predominantly common stocks) that the portfolio managers believe are high-quality, financially strong companies that pay above-market dividends, have cash resources (i.e. free cash flow) and a history of raising dividends. The portfolio managers select companies based in part upon their belief that those companies have the following characteristics: (1) yield or dividend growth at or above the S& P 500 Index; (2) potential for growth; and (3) stock price below its estimated intrinsic value. The fund generally sells securities when their price appreciations reach or exceed sustainable levels, a company’s fundamentals deteriorate, or a more attractive investment opportunity develops. Equity securities purchased by the fund typically include common stocks, convertible securities, preferred stocks, and real estate investment trusts. In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors.

The fund also may own a variety of other securities that, in the opinion of the fund’s portfolio managers, offer prospects for meeting the fund’s investment goals. These securities include corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The fund may purchase debt securities of any maturity, including those rated below investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services or, if unrated, deemed to be of comparable quality.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

• Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

• Government sponsored enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. government) risk is due to investments in GSEs which have variations in the level of support they receive from the U.S. government and may not be backed by the full faith and credit of the U.S. government;

• Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

• High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility;

• Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;

• Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

• Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

• Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

• Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	23.28%	June 30, 2009
Worst Quarter	(14.03)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Growth & Income Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Return Before Taxes Class A	Dec 15, 1986	(3.09%)	1.53%	4.58%
Return Before Taxes Class C	Apr 3, 1995	1.05%	1.74%	4.29%
Return Before Taxes Class I	Mar 18, 2009	2.12%			21.20%
Return Before Taxes Class R-3	Sep 30, 2009	1.51%			7.54%
Return Before Taxes Class R-5	Dec 28, 2009	2.00%			7.37%
Return After Taxes on Distributions Class A		(4.09%)	0.30%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares Class A		(0.71%)	0.87%	3.53%
S & P 500 Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%	20.42%

No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	EAGLE GROWTH & INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000798075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Eagle Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF GROWTH & INCOME FUND | 3.1.2012
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing primarily in domestic equity securities (predominantly common stocks) that the portfolio managers believe are high-quality, financially strong companies that pay above-market dividends, have cash resources (i.e. free cash flow) and a history of raising dividends. The portfolio managers select companies based in part upon their belief that those companies have the following characteristics: (1) yield or dividend growth at or above the S& P 500 Index; (2) potential for growth; and (3) stock price below its estimated intrinsic value. The fund generally sells securities when their price appreciations reach or exceed sustainable levels, a company’s fundamentals deteriorate, or a more attractive investment opportunity develops. Equity securities purchased by the fund typically include common stocks, convertible securities, preferred stocks, and real estate investment trusts. In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors.

The fund also may own a variety of other securities that, in the opinion of the fund’s portfolio managers, offer prospects for meeting the fund’s investment goals. These securities include corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The fund may purchase debt securities of any maturity, including those rated below investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services or, if unrated, deemed to be of comparable quality.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

• Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

• Government sponsored enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. government) risk is due to investments in GSEs which have variations in the level of support they receive from the U.S. government and may not be backed by the full faith and credit of the U.S. government;

• Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

• High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility;

• Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;

• Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

• Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

• Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

• Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	23.28%	June 30, 2009
Worst Quarter	(14.03)%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.

Eagle Growth & Income Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[4]
Fee Caps and Expense Reimbursements	egif798075_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	1.28%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	599
Year 3	rr_ExpenseExampleYear03	862
Year 5	rr_ExpenseExampleYear05	1,144
Year 10	rr_ExpenseExampleYear10	1,947
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.33%)
2003	rr_AnnualReturn2003	31.87%
2004	rr_AnnualReturn2004	9.69%
2005	rr_AnnualReturn2005	9.56%
2006	rr_AnnualReturn2006	19.40%
2007	rr_AnnualReturn2007	17.69%
2008	rr_AnnualReturn2008	(35.69%)
2009	rr_AnnualReturn2009	29.91%
2010	rr_AnnualReturn2010	13.21%
2011	rr_AnnualReturn2011	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
Eagle Growth & Income Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[4]
Fee Caps and Expense Reimbursements	egif798075_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	2.00%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	303
Year 3	rr_ExpenseExampleYear03	627
Year 5	rr_ExpenseExampleYear05	1,078
Year 10	rr_ExpenseExampleYear10	2,327
Eagle Growth & Income Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[4]
Fee Caps and Expense Reimbursements	egif798075_FeeCapsAndExpenseReimbursements	0.01%
Net Expenses	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	301
Year 5	rr_ExpenseExampleYear05	521
Year 10	rr_ExpenseExampleYear10	1,156
Eagle Growth & Income Fund | Class R-3
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[4]
Fee Caps and Expense Reimbursements	egif798075_FeeCapsAndExpenseReimbursements	0.00%
Net Expenses	rr_NetExpensesOverAssets	1.58%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	161
Year 3	rr_ExpenseExampleYear03	499
Year 5	rr_ExpenseExampleYear05	860
Year 10	rr_ExpenseExampleYear10	1,878
Eagle Growth & Income Fund | Class R-5
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[4]
Fee Caps and Expense Reimbursements	egif798075_FeeCapsAndExpenseReimbursements	0.10%
Net Expenses	rr_NetExpensesOverAssets	1.02%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	104
Year 3	rr_ExpenseExampleYear03	303
Year 5	rr_ExpenseExampleYear05	519
Year 10	rr_ExpenseExampleYear10	1,140
Eagle Growth & Income Fund | Class R-6
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[4]
Fee Caps and Expense Reimbursements	egif798075_FeeCapsAndExpenseReimbursements	(0.11%)
Net Expenses	rr_NetExpensesOverAssets	0.92%
Expense Example:	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	94
Year 3	rr_ExpenseExampleYear03	317
Year 5	rr_ExpenseExampleYear05	558
Year 10	rr_ExpenseExampleYear10	1,249
Eagle Growth & Income Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(3.09%)
5-yr	rr_AverageAnnualReturnYear05	1.53%
10-yr	rr_AverageAnnualReturnYear10	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1986
Eagle Growth & Income Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	1.05%
5-yr	rr_AverageAnnualReturnYear05	1.74%
10-yr	rr_AverageAnnualReturnYear10	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 1995
Eagle Growth & Income Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	2.12%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	21.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 18, 2009
Eagle Growth & Income Fund | Return Before Taxes | Class R-3
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	1.51%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Eagle Growth & Income Fund | Return Before Taxes | Class R-5
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	2.00%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
Eagle Growth & Income Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(4.09%)
5-yr	rr_AverageAnnualReturnYear05	0.30%
10-yr	rr_AverageAnnualReturnYear10	3.48%
Eagle Growth & Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(0.71%)
5-yr	rr_AverageAnnualReturnYear05	0.87%
10-yr	rr_AverageAnnualReturnYear10	3.53%
Eagle Growth & Income Fund | S & P 500 Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	2.11%
5-yr	rr_AverageAnnualReturnYear05	(0.25%)
10-yr	rr_AverageAnnualReturnYear10	2.92%
Lifetime	rr_AverageAnnualReturnSinceInception	20.42%

[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[3]	Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[4]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2013 as follows: Class A - 1.40%, Class C -2.20%, Class I - 0.95%, Class R-3 - 1.65%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.